Tax assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income And Social Contribution Taxes [Abstract]
Operating Profit Before Tax		R$ 15,909,771	R$ 14,513,684	R$ 16,383,902
Interest on capital	[1]	(4,080,000)	(3,800,000)	(3,850,000)
Operating Profit Before Tax		11,829,771	10,713,684	12,533,902
Rates (25% income tax and 20% social contribution tax)		(5,323,397)	(4,821,158)	(5,640,256)
PIS and COFINS (net of income and social contribution taxes)	[2],[3]	(1,490,190)	(1,427,960)	(1,641,181)
Non-taxable/Non-deductible:
Equity in affiliates		29,681	32,198	21,392
Goodwill	[4]	(101,305)	(669,963)	(734,952)
Exchange variation - foreign branches	[5]	2,792,995	440,857	(3,561,133)
Net Indeductible Expenses of Non-Taxable Income	[2]	384,554	194,737	0
Adjustments:
Constitution of income and social contribution taxes on temporary differences		136,353	1,138,005	605,058
Effects of change in rate of social contribution taxes	[6],[7]	(90,013)	(1,427,667)	(613,202)
Other adjustments	[7]	551,469	1,165,315	2,645,290
Income taxes		(3,109,853)	(5,375,636)	(8,918,984)
Of which:
Current tax	[2]	(4,704,293)	(4,969,241)	(3,575,099)
Deferred taxes		1,594,440	(406,395)	(5,343,885)
Taxes paid in the year		R$ (3,668,571)	R$ (3,280,230)	R$ (4,240,115)

[1]	Amount distributed to shareholders as interest attributable to shareholders' equity. For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders' equity since it is considered as dividend.
[2]	Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.
[3]	PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.
[4]	The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference. Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired. Therefore deferred tax liability is not record.
[5]	Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).
[6]	Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.
[7]	In 2016, includes the IAS 21 amounted to R$575.131 (see Hedge of Investments Abroad below) and non-taxable income/non-deductible expenses R$349.120.